Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
U.S. Global Jets ETF | U.S. Global Jets ETF
Prospectus:
Trading Symbol	JETS
U.S. Global GO GOLD and Precious Metal Miners ETF | U.S. Global GO GOLD and Precious Metal Miners ETF
Prospectus:
Trading Symbol	GOAU